Cover Page	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Entity Registrant Name	GREENIDGE GENERATION HOLDINGS INC.
Entity Central Index Key	0001844971
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	We are filing this pre-effective Amendment No. 1 to our registration statement on Form S-1, initially filed on September 17, 2021 (File No. 333-259637) (the “Registration Statement”) to reflect recent material developments and to update to our number of outstanding class A common stock since filing of our Registration Statement, fix clerical errors in the Registration Statement and to file Exhibit 5.1 with respect to such Registration Statement.